Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 9 — Commitments and Contingencies

The Company is a defendant in miscellaneous legal proceedings. The Company is also a party to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company is currently subject will have a material adverse impact on its financial position or results of operations.

The Company maintains liability insurance for various risks associated with the operation of its natural gas pipelines and facilities. In connection with these liability insurance policies, the Company is responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers are responsible for amounts up to the policy limits. The self-insured retention amount associated with general liability claims is $1 million per incident plus payment of the first $5 million in aggregate claims above $1 million in the policy year.